Intellectual Property - Schedule of Intellectual Property (Details) (6K) - CAD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Beginning balance Cost	$ 374,852	$ 374,852	$ 374,852
Additions
Ending balance Cost	374,852	374,852	374,852
Beginning Accumulated Amortization	54,378	35,637	16,894
Amortization during the period	9,372	18,741	18,743
Ending Accumulated Amortization	63,750	54,378	35,637
Net Book Value	$ 311,102	$ 320,474	$ 339,215